Investment Objectives and Goals - iShares U.S. Equity Factor Rotation Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES U.S. EQUITY FACTOR ROTATION ACTIVE ETF Ticker: DYNF Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares U.S. Equity Factor Rotation Active ETF (the “Fund”) (formerly known as “BlackRock U.S. Equity Factor Rotation ETF”) seeks to outperform the investment results of the large- and mid‑capitalization U.S. equity markets by providing diversified and tactical exposure to style factors via a factor rotation model.